Goodwill (Details) - Schedule of Perpetual Growth Rates and Discount Rates		Dec. 31, 2023	Dec. 31, 2022
Matrix IT [Member]
Goodwill (Details) - Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[1]
Growth rate	[1]	3.00%	3.00%
Sapiens [Member]
Goodwill (Details) - Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[2]	11.00%	11.00%
Growth rate	[2]	3.00%	3.00%
Magic Software [Member]
Goodwill (Details) - Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[3]	11.50%	11.00%
Growth rate	[3]	3.00%	3.00%
Other consolidated subsidiaries [Member]
Goodwill (Details) - Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[4]
Growth rate	[4]
Bottom of range [member] | Matrix IT [Member]
Goodwill (Details) - Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[1]	10.40%	9.20%
Top of range [member] | Matrix IT [Member]
Goodwill (Details) - Schedule of Perpetual Growth Rates and Discount Rates [Line Items]
Pre-tax discount rate	[1]	10.70%	10.10%

[1]	The goodwill allocated to the operating segment Matrix IT is mainly related to two groups of cash-generating units. Cash flows are discounted using weighted pre-tax discount rates that range between 10.4% to 10.7% and a fixed growth rate of 3% in 2023 (2022 - weighted pre-tax discount rates that range between 9.2% to 10.1% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Matrix IT is immaterial.
[2]	The goodwill allocated to the operating segment Sapiens is mainly related to two groups of cash-generating units. Cash flows are discounted using a weighted pre-tax discount rate of 11% and a fixed growth rate of 3% in 2023 and 2022. The carrying amount of goodwill allocated to the other groups of cash-generating units included in Sapiens is immaterial.
[3]	The goodwill allocated to the operating segment Magic Software is related to four groups of cash-generating units. Cash flows are discounted using weighted pre-tax discount rates of 11.5% and a fixed growth rate of 3% in 2023 (2022 - weighted pre-tax discount rates of 11% and fixed growth rates of 3%).
[4]	Goodwill is allocated across multiple groups of cash-generating units. The carrying amount of goodwill allocated to each group of cash-generating units is immaterial. The Group performed sensitivity analyses regarding the main assumptions in the impairment tests. No impairment of the goodwill tested would be recognized in the event of a reasonably possible change in the assumptions used in 2023 (the same was true for 2022). The Group performed annual impairment tests as of December 31, 2023, 2022 and 2021 and did not identify any impairment losses